INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

4. INVESTMENTS

INVESTMENTS AT FAIR VALUE CONSIST OF THE FOLLOWING AT MARCH 31, 2013 AND DECEMBER 31, 2012.

	2013	2012

Available-for-sale investments at fair value	$33,185	$56,949
Total	$33,185	$56,949

AVAILABLE-FOR-SALE SECURITIES

Activity in our available-for-sale securities may be summarized as follows:

	2013	2012

Cost at beginning and end of periods	$263,331	$263,331
Unrealized loss	(230,146)	(206,382)
Total	$33,185	$56,949

Our available-for-sale securities consist of the following:

		Unrecognized		Realized	Loss
		Holding	Fair	Holding	on
	Cost	Losses	Value	Loss	Sale
March 31, 2013
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(117,600)	8,400	-	-
North American Energy	10,500	(8,700)	1,800	-	-
North American Energy	125,331	(103,846)	21,485	-	-
	$263,331	$(230,146)	$33,185	$-	$-

December 31, 2012
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(111,300)	14,700	-	-
North American Energy	10,500	(7,350)	3,150	-	-
North American Energy	125,331	(87,732)	37,599	-	-
	$263,331	$(206,382)	$56,949	$-	$-

North Carolina Natural Energy, Inc. (“NCNE”)– NCNE is a successor to Remodel Auction Incorporated whose business was discontinued. NCNE has plans to become involved in some form of natural energy. The Company received 100,000,000 shares of NCNE (less than 1% on a fully diluted basis) for management services during 2011. The shares were valued at $1,500 based on NCNE’s valuation as a shell.

North American Energy Resources, Inc. - During the quarter ended June 30, 2009, the Company exchanged its oil & gas property investments for 700,000 shares of North American Energy Resources, Inc. ("NAEY") which were valued at $126,000 based on the closing price of NAEY on the date of the trade. At March 31, 2013 and December 31, 2012, the stock was $0.012 and $0.02 per share, respectively, and the Company recorded an unrealized loss of $117,600 and $111,300, respectively, based on the Company's determination that the price decline was temporary.

During the first quarter of 2010, the Company received an additional 150,000 shares of NAEY in exchange for management services. The shares were initially valued at $10,500, based on the trading price at the time. At March 31, 2013 and December 31, 2012, the Company recorded an unrealized loss of $8,700 and $7,350, respectively, based on the market value at the time. At December 31, 2011, the shares were valued at $18,000 and the Company recorded unrealized appreciation of $7,500.

During June 2011, the Company’s CEO contributed 1,790,440 shares of NAEY to the Company which was valued at $125,331 based on the trading price at the time. Mr. Pruitt did not receive additional compensation as a result of the transfer. At March 31, 2013 and December 31, 2012, the Company recorded an unrealized loss of $103,846 and $87,732, respectively, based on the market value of the securities.

NAEY appointed a new management team in December 2010 and they are seeking acquisition opportunities for onshore and offshore oil and gas properties. Accordingly, the Company determined that any decline was temporary.

OTHER INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT MARCH 31, 2013 AND DECEMBER 31, 2012.

	2013	2012

Investments accounted for under the equity method	$1,052,668	$1,066,915
Investments accounted for under the cost method	1,050,000	1,050,000
Total	$2,102,668	$2,116,915

INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

Activity in investments accounted for using the equity method is summarized as follows:

	Three Months	Year Ended
	Ended March, 31	December 31,
	2013	2012

Balance, beginning of year	$1,066,915	$815,550
Equity in earnings (loss)	(14,247)	(14,803)
New investments	-	409,543
Reclassification of investments	-	(143,375)
Balance, end of period	$1,052,668	$1,066,915

Equity investments consist of the following at March 31, 2013 and December 31, 2012:

2013
Carrying value:
Hoot Campbelltown Pty. Ltd. (49%) - Australia	$541,084
Second Hooters location (49%) - Australia	511,584
$1,052,668

Equity in losses from equity investments during the three months ended March 31, 2013 and 2012 follows:

	2013	2012
Equity in losses:
Hoot Campbelltown (49%)	(14,247)	(10,538)
	$(14,247)	$(10,538)

The summarized financial data below includes the Hoot Campbelltown location in Australia, which we owned 49% of at March 31, 2013:

	Three months ended March 31,
	2013	2012
Revenue	$634,574	$1,108,063
Gross profit	444,896	781,253
Recurring expenses	473,972	706,147
Pre-opening costs	-	96,613
Loss from continuing operations	(29,076)	(21,507)
Net loss	(29,076)	(21,507)

The summarized balance sheets for the two locations in Australia of which we owned 49% at March 31, 2013 and December 31, 2012 follows:

	March 31,	December 31,
	2013	2012
ASSETS
Current assets	$549,967	$604,147
Non-current assets	2,887,581	2,909,276
TOTAL ASSETS	$3,437,548	$3,513,423
LIABILITIES
Current liabilities	$1,013,253	$1,057,911
PARTNER'S EQUITY	2,424,295	2,455,512
TOTAL LIABILITIES AND PARTNERS' EQUITY	$3,437,548	$3,513,423

CHA (Hoot Campbelltown Pty. Ltd and Hoot Surfers Paradise Pty. Ltd.)– CHA entered into a partnership with the current local Hooters franchisee in Australia in which CHA will own 49% and its partner own 51%. The local partner will also manage the restaurants. The first location, Hoot Campbelltown Pty. Ltd. opened in Campbelltown, a suburb of Sydney, in January 2012. A second location in Townsville, is underway with plans to open in the second quarter of 2013.

INVESTMENTS ACCOUNTED FOR USING THE COST METHOD

A summary of the activity in investments accounted for using the cost method follows.

	March 31,	December 31,
	2013	2012
Investments at cost:
Balance, beginning of year	$1,050,000	$766,598
Impairment	-	(16,598)
New investments	-	300,000
Total	$1,050,000	$1,050,000

Investments at cost consist of the following at March 31, 2013 and December 31, 2012:

	2013	2012

Chanticleer Investors, LLC	$800,000	$800,000
Edison Nation LLC (FKA Bouncing Brain
Productions)	250,000	250,000
	$1,050,000	$1,050,000

Chanticleer Investors LLC - The Company sold 1/2 of its investment in Investors LLC in May 2009, which reduced its ownership from 23% to 11.5%. Accordingly, in May 2009, the Company discontinued accounting for this investment using the equity method and began to account for the investment using the cost method. In December 2010, the Company sold an additional $75,000 of its investment at cost.

On April 18, 2006, the Company formed Investors LLC and sold units for $5,000,000. Investors LLC’s principal asset was a convertible note in the amount of $5,000,000 with Hooters of America, Inc. (“HOA”), collateralized by and convertible into 2% of Hooters common stock. The original note included interest at 6% and was due May 24, 2009. The note was extended until November 24, 2010 and included an increase in the interest rate to 8%.

The Company owned $1,150,000 (23%) of Investors LLC until May 29, 2009 when it sold 1/2 of its share for $575,000. Under the original arrangement, the Company received 2% of the 6% interest as a management fee ($25,000 quarterly) and 4% interest on its investment ($11,500 quarterly). Under the extended note and revised operating agreement, the Company received a management fee of $6,625 quarterly and interest income of $11,500 quarterly until it was repaid in January 2011.

On January 24, 2011, Investors LLC and its three partners combined to form HOA Holdings, LLC ("HOA LLC") and completed the acquisition of HOA and Texas Wings, Inc. ("TW"). Together HOA LLC has created an operating company with 161 company-owned locations across sixteen states, or nearly half of all domestic Hooters restaurants and over one-third of the locations worldwide.

Investors, LLC had a note receivable in the amount of $5,000,000 from HOA that was repaid at closing. Investors LLC then invested $3,550,000 in HOA LLC (approximately 3.1%) ($500,000 of which was the Company's share). One of the investors in Investors LLC that owned a $1,750,000 share is a direct investor in HOA LLC and will now carry its ownership in HOA LLC directly. In July 2012, the Company acquired an additional interest of $300,000, at cost, from one of the partners for cash, which increased our ownership to approximately 22% of Investors LLC as of December 31, 2012.

Based on the current status of this investment, the Company does not consider the investment to be impaired.

EE Investors, LLC - On January 26, 2006, we acquired an investment in EE Investors, LLC with cash in the amount of $250,000. We acquired 1,205 units (3.378%) in EE Investors, LLC, whose sole asset is 40% of Edison Nation, LLC (formerly Bouncing Brain Productions, LLC). Edison Nation was formed to provide equity capital for new inventions and help bring them to market. The initial business plan included developing the products and working with manufacturers and marketing organizations to sell the products. This has evolved into a less hands-on program which involves selling products with patents to other larger companies and retaining royalties. Edison Nation has now reached cash flow break-even, and in addition has been retained by a number of companies for which they do product searches to supplement its business. Edison Nation plans to repay the majority of its debt in 2013 and expects to subsequently begin making distributions to its owners. Based on the current status of this investment, the Company does not consider the investment to be impaired.

4.	INVESTMENTS

INVESTMENTS AT FAIR VALUE CONSIST OF THE FOLLOWING AT DECEMBER 31, 2012 AND 2011.

	2012	2011

Available-for-sale investments at fair value	$56,949	$318,353
Total	$56,949	$318,353

AVAILABLE-FOR-SALE SECURITIES

Activity in our available-for-sale securities may be summarized as follows:

	2012	2011

Cost at beginning of year	$263,331	$284,473
Contributed to the Company by it's CEO	-	125,331
Received as management fees	-	1,500
Other than temporary loss in available-for-sale securities	-	(147,973)
Cost at end of year	263,331	263,331
Unrealized gain (loss)	(206,382)	55,022
Total	$56,949	$318,353

Our available-for-sale securities consist of the following:

	Cost	Unrecognized Holding Gains (Losses)	Fair Value	Realized Holding Loss	Loss on Sale
December 31, 2012
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(111,300)	14,700	-	-
North American Energy	10,500	(7,350)	3,150	-	-
North American Energy	125,331	(87,732)	37,599	-	-
	$263,331	$(206,382)	$56,949	$-	$-

December 31, 2011
Remodel Auction	$-	$-	$-	$(900)	$-
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(42,000)	84,000	-	-
North American Energy	10,500	7,500	18,000	-	-
North American Energy	125,331	89,522	214,853	-	-
Efftec International, Inc.	-	-	-	(22,500)	-
HiTech Stages	-	-	-	(124,573)	-
	$263,331	$55,022	$318,353	$(147,973)	$-

North Carolina Natural Energy, Inc. (“NCNE”)– NCNE is a successor to REMC whose business was discontinued. NCNE has plans to become involved in some form of natural energy. The Company received 100,000,000 shares of NCNE (less than 1% on a fully diluted basis) for management services during 2011. The shares were valued at $1,500 based on NCNE’s valuation as a shell.

North American Energy Resources, Inc. - During the quarter ended June 30, 2009, the Company exchanged its oil & gas property investments for 700,000 shares of North American Energy Resources, Inc. ("NAEY") which were valued at $126,000 based on the closing price of NAEY on the date of the trade. At December 31, 2012 and 2011, the stock was $0.02 and $0.12 per share and the Company recorded an unrealized loss of $111,300 and $42,000, respectively, based on the Company's determination that the price decline was temporary.

During the first quarter of 2010, the Company received an additional 150,000 shares of NAEY in exchange for management services. The shares were initially valued at $10,500, based on the trading price at the time. At December 31, 2012, the Company recorded an unrealized loss of $7,350 based on the market value. At December 31, 2011, the shares were valued at $18,000 and the Company recorded unrealized appreciation of $7,500.

During June 2011, the Company’s CEO contributed 1,790,440 shares of NAEY to the Company which was valued at $125,331 based on the trading price at the time. Mr. Pruitt did not receive additional compensation as a result of the transfer. At December 31, 2012, the Company recorded an unrealized loss of $87,732 based on a market value of $37,599. At December 31, 2011, the Company recorded unrealized appreciation of $89,522 based on a market value of $214,853.

NAEY appointed a new management team in December 2010 and they are seeking acquisition opportunities for onshore and offshore oil and gas properties. Accordingly, the Company determined that any decline was temporary.

Remodel Auction Incorporated (“REMC”) – During 2009, the Company acquired 334 shares of REMC for management services with an initial cost of $275,000 which has now been fully impaired.

EffTec International, Inc. - Effective April 1, 2010, the Company's CEO became a director and the CEO of EffTec International, Inc. The Company received 150,000 shares of EffTec and an option to acquire an additional 150,000 shares at $0.15 per share in exchange for the management services to be provided. The shares were valued at $22,500 based on the trading price of EffTec at the date of the transaction. At September 30, 2011, the market value of the Efftec stock dropped to less than $0.01 per share and the Company determined the reduction was other than temporary and impaired its investment to zero.

HiTech Stages, Ltd.(“HiTech”)– The Company originally acquired 275,000 shares of HiTech in exchange for 150,450 shares of DineOut during the June 2010 quarter. HiTech was unable to raise sufficient capital to fund its business plan and the stock price dropped to near zero at September 30, 2011. The Company determined the decline was other than temporary and fully impaired its investment on September 30, 2011.

OTHER INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT DECEMBER 31, 2012 AND 2011.

	2012	2011

Investments accounted for under the equity method	$1,066,915	$815,550
Investments accounted for under the cost method	1,050,000	766,598
Total	$2,116,915	$1,582,148

INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

Activity in investments accounted for using the equity method is summarized as follows.

	2012	2011

Balance, beginning of year	$815,550	$87,200
Equity in earnings (loss)	(14,803)	(76,113)
New investments	409,543	812,604
Reclassification of investments	(143,375)	-
Distributions received	-	(8,141)
Balance, end of year	$1,066,915	$815,550

Equity investments consist of the following at December 31, 2012 and December 31, 2011:

	2012	2011
Carrying value:
Hoot SA I, II, III - South Africa	$-	$143,274
Hoot Campbelltown Pty. Ltd. (49%) - Australia	555,331	570,134
Second Hooters location (49%) - Australia	511,584	102,041
Brazil	-	101
	$1,066,915	$815,550

Equity in earnings (loss) and distributions from equity investments during the years ended December 31, 2012 and 2011 follows. The activity from the South African restaurants is through September 30, 2011 at which time the Company acquired majority ownership and began consolidating these operations.

	2012	2011
Equity in earnings (loss):
Hoot S.A. I, II, III	-	(9,256)
Hoot Campbelltown (49%)	(14,803)	(66,857)
	$(14,803)	$(76,113)
Distributions:
Hoot S.A. I, LLC (20%)	-	6,248
Hoot S.A. II, LLC (20%)	-	1,893
	$-	$8,141

The Company acquired majority ownership of the South African restaurants effective September 30, 2011, accordingly, the amounts in 2011 are for only nine months. In addition, the restaurant at the Hoot Campbelltown location incurred a loss for certain pre-opening expenses before it opened in January 2012, our share of which is included above.

	2012	2011

Revenue	$3,348,928	$3,364,265
Gross profit	2,381,245	2,122,073
Income (loss) from continuing operations	(30,208)	131,949
Net income (loss)	(30,208)	131,949

The summarized balance sheets for the two locations in Australia of which we owned 49% at December 31, 2012 and December 31, 2011 follows:

	2012	2011
ASSETS
Current assets	$604,147	$58,975
Non-current assets	2,909,276	1,646,508
TOTAL ASSETS	$3,513,423	$1,705,483
LIABILITIES
Current liabilities	$1,057,911	$76,035
PARTNER'S EQUITY	2,455,512	1,629,448
TOTAL LIABILITIES AND PARTNERS' EQUITY	$3,513,423	$1,705,483

Hooters S.A., GP - The Company formed CHL to own the Company's 50% general partner interest in Hooters S.A., GP, the general partner of the Hooters' restaurant franchises in South Africa. The initial restaurant opened in December 2009 in Durban, South Africa and operations commenced in January 2010. In the initial restaurant CHL had a 10% interest in restaurant cash flows until the limited partners receive payout and a 40% interest in restaurant cash flows after limited partner payout. The second location opened in Johannesburg in June 2010 and a third location opened in Cape Town in June of 2011 with similar structures. Effective September 30, 2011, the Company acquired majority control of the South African operations and began consolidating its operations on October 1, 2011. The fourth location opened in February 2012 in Emperor’s Palace Casino in Johannesburg with a similar structure.

CHA (Hoot Campbelltown Pty. Ltd and Hoot Surfers Paradise Pty. Ltd.)– CHA entered into a partnership with the current local Hooters franchisee in Australia in which CHA will own 49% and its partner own 51%. The local partner will also manage the restaurants. The first location, Hoot Campbelltown Pty. Ltd. opened in Campbelltown, a suburb of Sydney, in January 2012. A second location is in the planning stages and we expect it to open in the second quarter of 2013.

INVESTMENTS ACCOUNTED FOR USING THE COST METHOD

A summary of the activity in investments accounted for using the cost method follows.

	2012	2011
Investments at cost:
Balance, beginning of year	$766,598	$766,598
Impairment	(16,598)	-
New investments	300,000	-
Total	$1,050,000	$766,598

Investments at cost consist of the following at December 31, 2012 and 2011:

	2012	2011

Chanticleer Investors, LLC	$800,000	$500,000
Edison Nation LLC (FKA Bouncing Brain Productions)	250,000	250,000
Chanticleer Investors II	-	16,598
	$1,050,000	$766,598

Chanticleer Investors LLC - The Company sold 1/2 of its investment in Investors LLC in May 2009, which reduced its ownership from 23% to 11.5%. Accordingly, in May 2009, the Company discontinued accounting for this investment using the equity method and began to account for the investment using the cost method. In December 2010, the Company sold an additional $75,000 of its investment at cost.

On April 18, 2006, the Company formed Investors LLC and sold units for $5,000,000. Investors LLC’s principal asset was a convertible note in the amount of $5,000,000 with Hooters of America, Inc. (“HOA”), collateralized by and convertible into 2% of Hooters common stock. The original note included interest at 6% and was due May 24, 2009. The note was extended until November 24, 2010 and included an increase in the interest rate to 8%.

The Company owned $1,150,000 (23%) of Investors LLC until May 29, 2009 when it sold 1/2 of its share for $575,000. Under the original arrangement, the Company received 2% of the 6% interest as a management fee ($25,000 quarterly) and 4% interest on its investment ($11,500 quarterly). Under the extended note and revised operating agreement, the Company received a management fee of $6,625 quarterly and interest income of $11,500 quarterly until it was repaid in January 2011

On January 24, 2011, Investors LLC and its three partners combined to form HOA Holdings, LLC ("HOA LLC") and completed the acquisition of HOA and Texas Wings, Inc. ("TW"). Together HOA LLC has created an operating company with 161 company-owned locations across sixteen states, or nearly half of all domestic Hooters restaurants and over one-third of the locations worldwide.

Investors, LLC had a note receivable in the amount of $5,000,000 from HOA that was repaid at closing. Investors LLC then invested $3,550,000 in HOA LLC (approximately 3.1%) ($500,000 of which was the Company's share). One of the investors in Investors LLC that owned a $1,750,000 share is a direct investor in HOA LLC and will now carry its ownership in HOA LLC directly. In July 2012, the Company acquired an additional interest of $300,000, at cost, from one of the partners for cash, which increased our ownership to approximately 22% of Investors LLC as of December 31, 2012.

Based on the current status of this investment, the Company does not consider the investment to be impaired.

EE Investors, LLC - On January 26, 2006, we acquired an investment in EE Investors, LLC with cash in the amount of $250,000. We acquired 1,205 units (3.378%) in EE Investors, LLC, whose sole asset is 40% of Edison Nation, LLC (formerly Bouncing Brain Productions, LLC). Edison Nation was formed to provide equity capital for new inventions and help bring them to market. The initial business plan included developing the products and working with manufacturers and marketing organizations to sell the products. This has evolved into a less hands-on program which involves selling products with patents to other larger companies and retaining royalties. Edison Nation has now reached cash flow break-even, and in addition has been retained by a number of companies for which they do product searches to supplement its business. Edison Nation plans to repay the majority of its debt in 2013 and expects to subsequently begin making distributions to its owners. Based on the current status of this investment, the Company does not consider the investment to be impaired.

Chanticleer Investors II - The Company paid $16,598 in professional services to form this partnership. Chanticleer Advisors, LLC acts as the managing general partner and receives a management fee based on a percentage of profits. In 2012 the Company wrote off the $16,598 of expenses (the Company announced its intention to exit this business on March 22, 2013, see Note 16, Subsequent Events for further details).